Label	Element	Value
Frontegra RobecoSAM Global Equity Fund | Frontegra RobecoSAM Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001014913_SupplementTextBlock

FRONTEGRA FUNDS, INC.

Frontegra SAM Global Equity Fund (the “Fund”)

SUPPLEMENT DATED FEBRUARY 21, 2013

TO THE

PROSPECTUS DATED NOVEMBER 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Risk/Return [Heading]	rr_RiskReturnHeading	Frontegra RobecoSAM Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Name Change
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective February 20, 2013, the name of the Fund changed from the Frontegra SAM Global Equity Fund to the Frontegra RobecoSAM Global Equity Fund. As a result, all references in the Prospectus to “Frontegra SAM Global Equity Fund” are hereby replaced with “Frontegra RobecoSAM Global Equity Fund.”